Shareholder Report	12 Months Ended	92 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005543
Shareholder Report [Line Items]
Fund Name	Maryland Short-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	PRMDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - Investor Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight allocation to life care revenue bonds being a significant positive factor. The portfolio’s longer-than-benchmark average duration profile also aided results as municipal bond yields on the short end of the curve ended the period lower.

  The portfolio’s positioning along the yield curve hindered relative performance, dragged lower by an underweight to the six-month rate and an overweight to the five-year rate as municipal bond yields ended the period higher except for the shortest maturities. Our selection of life care bonds within the revenue-backed sector also hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. Dedicated tax represented the fund’s largest absolute and overweight allocation relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Maryland Short-Term Tax-Free Bond Fund (Investor Class)	3.05%	0.98%	1.02%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	2.96	0.67	2.33
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.50	1.31	1.37

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 164,531,000	$ 164,531,000
Holdings Count | Holding	154	154
Advisory Fees Paid, Amount	$ 315,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$164,531 Number of Portfolio Holdings154
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	51.6%
AA Rated	18.2
A Rated	14.0
BBB Rated	7.1
BB Rated and Below	2.0
Not Rated	6.0
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193182
Shareholder Report [Line Items]
Fund Name	Maryland Short-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	TRMUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - I Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight allocation to life care revenue bonds being a significant positive factor. The portfolio’s longer-than-benchmark average duration profile also aided results as municipal bond yields on the short end of the curve ended the period lower.

  The portfolio’s positioning along the yield curve hindered relative performance, dragged lower by an underweight to the six-month rate and an overweight to the five-year rate as municipal bond yields ended the period higher except for the shortest maturities. Our selection of life care bonds within the revenue-backed sector also hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. Dedicated tax represented the fund’s largest absolute and overweight allocation relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Maryland Short-Term Tax-Free Bond Fund (I Class)	3.15%	1.08%	1.28%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	2.96	0.67	2.23
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.50	1.31	1.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 164,531,000	$ 164,531,000
Holdings Count | Holding	154	154
Advisory Fees Paid, Amount	$ 315,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$164,531 Number of Portfolio Holdings154
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	51.6%
AA Rated	18.2
A Rated	14.0
BBB Rated	7.1
BB Rated and Below	2.0
Not Rated	6.0
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless